BASIS OF CONSOLIDATION AND INVESTMENTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	R$ 202,040	R$ 205,954	R$ 205,954
Cost	261,544	240,143	239,548
Accumulated depreciation	(42,019)	(38,103)	(33,594)
Depreciation	(3,916)		(3,961)
Transfer between groups - Fixed Assets and Investment Property			726
Write-off			(679)
Acquisitions	21,401
Balance at December 31, 2025	219,525	202,040	205,954
Land [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	156,858	156,811	156,811
Cost	178,259	156,858	156,811
Transfer between groups - Fixed Assets and Investment Property			726
Write-off			(679)
Acquisitions	21,401
Balance at December 31, 2025	178,259	156,858	156,811
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	45,182	49,143	49,143
Cost	83,285	83,285	82,737
Accumulated depreciation	(42,019)	(38,103)	(33,594)
Depreciation	(3,916)		(3,961)
Balance at December 31, 2025	R$ 41,266	R$ 45,182	R$ 49,143